Note 19 - Related Party Balances and Transactions (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Key management personnel compensation	$ 392,766	$ 335,000	$ 360,672
Corporations controlled by directors and officers of the entity [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	24,000	84,442	165,726
Amounts payable, related party transactions	13,078
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	0	53,000	17,065
Weighted average fair value at measurement date, share options granted	$ 5,325	$ 0	$ 25,988